Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets, net, consisted of the following:

As of March 31, 2016	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Useful Life (Years)
Customer relationships	$465,836	$(113,489)	$352,347	14
Developed technology	18,838	(7,884)	10,954	5
Photo library	1,360	(598)	762	5
Licensing agreements	3,554	(576)	2,978	4

Total	$489,588	$(122,547)	$367,041

As of June 30, 2015	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Useful Life (Years)
Customer relationships	$479,778	$(78,457)	$401,321	14
Developed technology	19,907	(5,508)	14,399	5
Photo library	1,259	(403)	856	5
Licensing agreements	3,524	(367)	3,157	4

Total	$504,468	$(84,735)	$419,733

Intangible assets consisted of the following:

Successor
June 30, 2015	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Useful Life (Years)
Customer relationships	$479,778	$(78,457)	$401,321	14
Developed technology	19,907	(5,508)	14,399	5
Photo library	1,259	(403)	856	5
Licensing agreements	3,524	(367)	3,157	4

Total	$504,468	$(84,735)	$419,733

Successor
June 30, 2014	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Useful Life (Years)
Customer relationships	$491,851	$(29,924)	$461,927	14
Developed technology	21,522	(1,653)	19,869	5
Photo library	1,052	(169)	883	5
Licensing agreements	1,330	(66)	1,264	4

Total	$515,755	$(31,812)	$483,943

Schedule of Amortization expense included in selling, general and administrative expenses

Amortization expense included in selling, general and administrative expenses was as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015
Amortization of intangible assets	$13,557	$13,057	$41,665	$39,900

Estimated Future Amortization Expense Related to Intangible Assets

Estimated future amortization expense related to intangible assets at June 30, 2015 is as follows:

For the Year Ending June 30,	Amount
2016	$55,121
2017	53,956
2018	50,084
2019	42,270
2020	34,046
Thereafter	184,256

Future Amortization	$419,733